Segments (Revenue Reconciliation) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Revenue	$ 99,751	$ 104,507	$ 106,916
Total reportable segments
Revenue
Revenue	107,115	111,826	114,440
Internal transactions
Revenue
Revenue	(7,843)	(7,896)	(8,246)
Other revenue adjustments
Revenue
Revenue	$ 478	$ 577	$ 722